Investments in associates and joint ventures - Composition and movements (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in joint ventures
Investments in joint ventures	$ 1,383,379	$ 1,418,315
Investments in associates
Investments in associates	1,791,249	1,826,757
Investments in joint ventures and associates	3,174,628	3,245,072	$ 1,844,336	$ 1,330,460
Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	2,307,665	2,271,033
Investments in associates
Investments in associates	1,799,790	1,837,827
Gases del Caribe S.A. E.S.P. [member] | Gross carrying amount [member]
Investments in associates
Investments in associates	1,512,629	1,527,911
Gas Natural del Oriente S.A. E.S.P. | Gross carrying amount [member]
Investments in associates
Investments in associates	143,893	166,685
Gases de la Guajira S.A. E.S.P. | Gross carrying amount [member]
Investments in associates
Investments in associates	69,518	68,608
Extrucol S.A. | Gross carrying amount [member]
Investments in associates
Investments in associates	26,996	32,847
E2 Energia Eficiente S.A. E.S.P. | Gross carrying amount [member]
Investments in associates
Investments in associates	35,614	28,501
Sociedad Colombiana de Servicios Portuarios S.A. - Serviport S.A. | Gross carrying amount [member]
Investments in associates
Investments in associates	8,541	11,070
Serviport S.A | Accumulated impairment [member]
Investments in associates
Investments in associates	(8,541)	(11,070)
Sociedad Portuaria Olefinas y Derivados | Gross carrying amount [member]
Investments in associates
Investments in associates	2,599	2,205
Equion Energia Limited
Investments in joint ventures
Investments in joint ventures	2,499,319	2,234,067
Equion Energia Limited | Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	1,642,735	1,515,067
Equion Energia Limited | Accumulated impairment [member]
Investments in joint ventures
Investments in joint ventures	(314,460)	(322,388)
Offshore International Group
Investments in joint ventures
Investments in joint ventures	543,620	736,847
Offshore International Group | Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	613,258	709,871
Offshore International Group | Accumulated impairment [member]
Investments in joint ventures
Investments in joint ventures	(609,826)	(530,330)
Ecodiesel Colombia S.A | Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	$ 51,672	$ 46,095